Earnings per share - basic and diluted (Tables)	12 Months Ended
Dec. 31, 2023
Earnings per share - basic and diluted
Summary of earnings per share - basic and diluted

	For the year ended December 31
	2023		2022
	Basic	Diluted	Basic	Diluted
Net earnings	$36,282	$36,282	$55,086	$55,086
Weighted average shares outstanding	199,327,784	199,519,312	155,950,659	155,950,659
Earnings per share	$0.18	$0.18	$0.35	$0.35